Income Taxes	6 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
Income Taxes	Income Taxes
Loss before income tax expense (benefit) consisted of the following for the years ended December 31:

	2024	2023
United States	$(9,000,663)	$(6,097,351)
International	—	—
Total loss before income tax expense (benefit)	$(9,000,663)	$(6,097,351)
Income tax expense (benefit) consisted of the following for the years ended December 31:

	2024	2023
Current:
Federal	$(5,077)	$—
State	(10,706)	1,600
Foreign	—	—
Total current tax expense (benefit)	(15,783)	1,600
Deferred:
Federal	—	—
State	—	—
Foreign	—	—
Total deferred tax expense	—	—
Total income tax expense (benefit)	$(15,783)	$1,600
Income tax expense (benefit) differed from the amount computed by applying the federal statutory income tax rate to pretax loss as a result of the following for the years ended December 31:

	2024	2023
Federal tax at statutory rate	$(1,890,139)	$(1,280,444)
State taxes	(1,486,387)	(22,915)
Change in valuation allowance	5,861,012	1,080,617
Acquired intangibles	(2,141,859)	—
Nondeductible	(481,252)	—
Other	122,842	224,342
Total income tax expense (benefit)	$(15,783)	$1,600
The tax effects of temporary differences that give rise to the Company’s deferred tax assets and liabilities are related to the following as of December 31:

	2024	2023
Deferred tax assets:
Net operating losses	$5,752,894	$3,070,085
Stock-based compensation	955,747	856,902
Operating lease liabilities	294,715	386,588
Section 174 expenses, net	1,009,594	487,860
Accruals and reserves	412,014	489,382
Intangible assets	2,775,021	118,691
Property and equipment	76,009	90,104
Gross deferred tax assets	11,275,994	5,499,612
Valuation allowance	(11,016,609)	(5,155,597)
Net deferred tax assets	259,385	344,015
Deferred tax liabilities:
Operating lease right-of-use assets	(259,385)	(344,015)
Net deferred tax assets (liabilities)	$—	$—
As of December 31, 2024, based on the Company’s recent history of losses and its forecasted losses, management believes on the more-likely-than-not basis that a full valuation allowance is required. Accordingly, the
Company provided a full valuation allowance on its federal and state deferred tax assets. During the years ended December 31, 2024 and 2023, the valuation allowance increased by $5,861,012 and $1,080,617, respectively. As of December 31, 2024, the Company had federal and state net operating loss (“NOL”) carryforwards of $19,790,000 and $14,375,000 respectively. The federal NOL will not expire and the state NOL will begin to expire in 2040.
A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is a follows as of December 31:

	2024	2023
Balance as the beginning of the year	$49,255	$49,255
Increases related to prior year tax positions	—	—
Increases related to current year tax positions	—	—
Balance as the end of the year	$49,255	$49,255
The unrecognized tax benefits for the year ended December 31, 2024, if recognized, would not affect the effective income tax rate due to the valuation allowance that currently offsets the deferred tax assets. It is reasonably possible that the unrecognized tax benefits balance will change within twelve months by a range of zero to $49,255 due to the Company’s intent to file a tax accounting method change.
The Company files income tax returns in the federal and California state jurisdictions. The Company’s tax years for 2021 and forward are subject to examination by the federal and California tax authorities.
Income Taxes
For the interim periods, the Company estimates its annual effective income tax rate and applies the estimated rate to the year-to-date income or loss before taxes. The Company also computes the tax provision or benefit related to items reported separately and recognizes the effect of changes in enacted tax laws or rates in the interim periods in which the changes occur.
The Company’s effective tax rate is 0% for the three and six months ended June 30, 2025 and 2024. The Company expects that its effective tax rate for the full year 2024 will be 0%.
On July 4, 2025, the U.S. enacted H.R.1, “A bill to provide for reconciliation pursuant to Title II of H. Con. Res. 14,” commonly referred to as the One Big Beautiful Bill Act (the “OBBBA”). The legislation, among other things, makes a favorable change to the business interest expense limitation and makes permanent 100% bonus depreciation for qualifying assets and immediate expensing for domestic research and experimentation expenses. The Company does not expect the OBBBA to have a material impact on its consolidated financial statements, including the income tax effects.